Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Long-term Debt [Line Items]
Balance at January 1	$ 1,651,569	$ 1,933,848
Repayments on the revolving credit facility	(1,121,868)	(341,259)
Issuance of 2030 senior unsecured notes	499,037	0
Amortization of transaction costs	1,833	778
Foreign exchange	50,780	58,202
Balance at December 31	$ 1,081,351	$ 1,651,569